Related party transaction:	12 Months Ended
Mar. 31, 2023
Disclosure of related parties [Abstract]
Disclosure of related party [text block]
32.	Related party transaction:

The related parties where control / significant influence exists are subsidiaries and associates. Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director whether executive or otherwise. Key management personnel include the board of directors and other senior management executives. The other related parties are those with whom the Group has had transaction during the years ended March 31, 2023, 2022 and 2021are as follows:

		% of Ownership interest
Particulars	Country of incorporation	March 31, 20 23	March 31, 20 22
Holding Company
Infinity Satcom Universal Private Limited	India
Raju Vegesna Infotech & Industries Private Limited (Subsidiary of Infinity Satcom Universal Private Limited)	India
Ramanand Core Investment Company Private Limited (Subsidiary of Raju Vegesna Infotech & Industries Private Limited)	India
Subsidiaries
Sify Technologies (Singapore) Pte. Limited	Singapore	100	100
Sify Technologies North America Corporation	USA	100	100
Sify Data and Managed Services Limited	India	100	100
Sify Infinit Spaces Limited	India	100	100
Sify Digital Services Limited	India	100	100
Print House (India) Private Limited	India	100	100
Patel Auto Engineering Private Limited	India	100	-
Trust controlled by KMP:	India
Raju Vegesna Foundation

The following is a summary of the related party transactions for the year ended March 31, 2023:

Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	300
Sitting fees paid	-	-	2,200
Salaries and other short term benefits*	-	-	55,930

Contributions to defined contribution plans*	-	-	2,151
Share based payment transactions*	-	-	1,901
Lease rentals paid**	1,369	8,054	-
CSR Contribution made	-	24,390	-
Amount of outstanding balances
9% Cumulative Non-convertible preference shares#	-	500,000	-
Advance lease rentals and refundable deposits made**	-	5,600	-
Lease rentals payable**	114	685	-

All transactions between Sify Technologies Limited and its subsidiaries up to March 31, 2023 of this Annual Report have been in the ordinary course of business

The following is a summary of the related party transactions for the year ended March 31, 2022:

Transactions	Holding Company	Associates	Others	Key Management Personnel
Consultancy services received	-	-	-	300
Sitting fees paid	-	-	-	2,000
Salaries and other short term benefits*	-	-	-	56,006
Contributions to defined contribution plans*	-	-	-	1,850
Share based payment transactions*	-	-	-	4,507
Lease rentals paid**	1,369	-	7,220	-
Preference shares issued#	-	-	500,000	-
Dividend paid	-	-	-	-
CSR Contribution made	-	-	13,220	-
Advances given	-		-	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	5,600	-
Lease rentals payable**	200	-	600	-

The following is a summary of the related party transactions for the year ended March 31, 2021:

Transactions	Holding Company	Associates	Others	Key Management Personnel
Consultancy services received	-	-	-	300
Sitting fees paid	-	-	-	1,380
Salaries and other short term benefits*	-	-	-	41,135
Contributions to defined contribution plans*	-	-	-	1,619
Share based payment transactions*	-	-	-	11,242
Lease rentals paid**	1,220	-	7,160	-
Preference shares issued#	-	-	500,000	-
Dividend paid	-	-	-	-
Advances given	-	-	-	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	5,560	-
Lease rentals payable**	135	-	710	-

* Represents salaries and other benefits of Key Management Personnel comprising of Mr. Kamal Nath - Chief Executive Officer (Sify Technologies Limited), Mr. M P Vijay Kumar – Whole Time Director and Chief Financial Officer and Mr. C R Rao - Chief Operating Officer.

**During the year 2011-12, the Group had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Group, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 0.075 million (Rupees Seventy Five Thousand) per month. Subsequently, the Group entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 01, 2021 on a rent of ₹ 0.114 million (Rupees One Lakh Fourteen Thousand Only) per month.
During the year 2011-12, the Group had also entered into a lease agreement with M/s Raju Vegesna Developers Private Limited, a Group in which Mr Ananda Raju Vegesna, the then Executive Director of the Group and Mr Raju Vegesna, Chairman and Managing director of the Group exercise significant influence, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 0.030 million (Rupees Thirty Thousand) per month. The agreement provides for the automatic renewal for further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years.Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 01, 2021 on a rent of ₹ 0.046 million (Rupees Forty Six Thousand) per month..

During the year 2010-11, the Group had entered into a lease agreement with Ms Radhika Vegesna, daughter of Mr Anand Raju Vegesna, the then Executive Director of the Group, to lease the premises owned by her for a period of three years effective June 1, 2010 on a rent of ₹ 0.3 million
(Rupees Three Lakhs) per month and payment of refundable security deposit of ₹ 2.6 million
. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective June 1, 2019 on a rent of ₹ 0.556 million
(Rupees Five Lakhs Fifty Six Thousand) per month and payment of additional refundable security deposit of ₹ 3.0 million
. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged.

# ₹ 500 million towards Cumulative Non-convertible Redeemable preference shares issued by Print house (India) Private limited to Ramanand Developers private limited with the tenure of 20 years from the date of allotment which will carry a preferential dividend of 9% per annum, payable till redemption.